The FX Strategy Fund
FUND SUMMARY
Investment Objective:
The Fund seeks income and capital appreciation.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 10 of the Fund's Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - The FX Strategy Fund	Class A shares	Class I shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none	none
Redemption Fee (as a % of amount redeemed)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - The FX Strategy Fund		Class A shares	Class I shares
Management Fees		1.00%	1.00%
Distribution and Service (12b-1) Fees		none	0.25%
Other Expenses	[1]	1.04%	1.08%
Acquired Fund Fees and Expenses	[2]	0.10%	0.10%
Total Annual Fund Operating Expenses		2.14%	2.43%
Fee Waiver	[3]	(0.50%)	(0.79%)
Total Annual Fund Operating Expenses After Fee Waiver		1.64%	1.64%
[1]	Other Expenses do not reflect the Fund's indirect costs associated with its investment in certain commodity pools. The management fee and performance fee expenses related to the Fund's investment in commodity pools was 1.47% of its average daily net assets for the fiscal year ended December 31, 2016.
[2]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[3]	Management fee payable to the adviser under the Advisory Agreement is 1.00% for both the Class A and Class I shares. However, the adviser has contractually agreed to waive a portion of its management fee (0.50%) for both Class A and Class I shares until at least April 30, 2018. The Fund has agreed to waive all 12b-1 fees for the Class I shares for the period from May 1, 2012 until at least April 30, 2018.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example - The FX Strategy Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A shares	732	1,161	1,615	2,868
Class I shares	167	682	1,224	2,706

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal period, the Fund's portfolio turnover rate was 32% of the average value of its portfolio.

Principal Investment Strategies:

The Fund’s adviser seeks to achieve the Fund's investment objective primarily through two complementary strategies:

• investing in investment grade income securities, and

• investing in foreign currency-linked securities, funds, and/or derivatives.

These two complementary primary strategies are intended to generate returns from interest income on fixed income securities and capital appreciation from currency-linked securities. The Fund defines "investment grade" fixed income securities as those rated Baa3 or higher by Moody's Investors Service or BBB- or higher by Standard and Poor's Ratings Group, or if unrated, determined by the adviser of similar quality. Fixed income securities include bills, notes, bonds, debentures and other evidences of indebtedness issued by domestic or foreign corporations, governments and their agencies or instrumentalities; and exchange-traded funds ("ETFs") and mutual funds that each invest primarily in investment grade fixed income securities. On average, the fixed income portion of the Fund's portfolio will have an average maturity of 5 years or less, although the Fund will invest in individual securities of any maturity. The Fund also will invest in foreign currency-linked securities and/or funds, or foreign currency derivatives. These investments are based on a proprietary foreign exchange model developed by P/E Investments (the "FX Model"). The Fund expects to provide returns that approximate the returns of private funds using the FX Model.

The FX Model strategy is designed to capture returns related to trends in currency exchange rates by investing primarily in securities of domestic and foreign (i) limited partnerships, (ii) limited liability companies, (iii) currency-linked ETFs, (iv) currency-linked mutual funds and (v) other types of pooled investment vehicles (collectively, "Underlying Funds"), and/or currency forward, futures and swap contracts. Each Underlying Fund invests according to its own manager's currency sub-strategy by investing primarily in one or a combination of foreign currency denominated (i) fixed income securities, (ii) swap contracts, (iii) futures contracts, (iv) forward contracts or (v) spot contracts. The FX Model strategy uses multiple factors and quantitative techniques to analyze macroeconomic and financial indicators to determine long and short positions in currencies. The adviser expects that by applying the FX Model, which analyzes macroeconomic and financial factors including relative interest and inflation rates, this strategy will identify currency-linked investments that will generate consistent positive absolute returns. The Fund is "non-diversified" for purposes of the Investment Company Act of 1940, as amended, which means that the Fund may invest in fewer securities at any one time than a diversified fund.

The adviser buys securities that it believes will generate income or capital appreciation and sells them when a fair-value price target is achieved or fundamentals have diverged from the adviser's investment thesis. The adviser invests long or short in derivatives as substitutes for securities to achieve capital appreciation and terminates these positions when a fair-value price target is achieved or fundamentals have diverged from the adviser's investment thesis.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund's net asset value and performance.

The following risks apply to the Fund's direct investment in securities and derivatives as well as the Fund's indirect risks through investing in ETFs, mutual funds and Underlying Funds.

• Credit Risk: Issuers and counterparties will not make payments on securities and other investments, resulting in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer's financial condition changes.

• Derivatives Risk: Currency-related forward, futures and swap contracts involve leverage risk, tracking risk and counterparty default risk.

• ETF and Mutual Fund Risk: ETFs and mutual funds are subject to investment advisory fees and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs and mutual funds may be higher than other mutual funds that invest directly in securities.

• Fixed Income Risk: Typically, a rise in interest rates causes a decline in the value of fixed income securities.

• Foreign Currency Risk: Currency investing and trading risks include market risk, credit risk and country risk. Market risk results from adverse changes in exchange rates. Credit risk results because a currency-trade counterparty may default. Country risk arises because a government may interfere with transactions in its currency.

• Foreign Investment Risk: Foreign investing involves adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

• Issuer-Specific Risk: The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

• Leverage Risk: Using derivatives to increase the Fund's or an Underlying Fund's combined long and short currency exposure creates leverage, which can magnify the Fund's potential for gain or loss and, therefore, amplify the effects of market volatility on the Fund's share price.

• Management Risk: The adviser's reliance on the FX Model strategy and its judgments about the attractiveness, value and potential appreciation of particular currencies and securities in which the Fund invests may prove to be incorrect and may not produce the desired results.

• Market Risk: Overall securities and currency market risks may affect the value of individual securities which the Fund invests. Factors such as domestic and foreign economic growth and market conditions, interest rate levels, and political events affect the securities and currency markets. When the value of the Fund's investments goes down, your investment in the Fund decreases in value and you could lose money.

• Non-Diversification Risk: As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers. The Fund's performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.

• Short Position Risk: The Fund will incur a loss as a result of a direct or Underlying Fund's short currency position if the price of the short position instrument increases in value between the date of the short position sale and the date on which an offsetting position is purchased.

• Underlying Funds Risk: Underlying Funds, including currency-linked ETFs and currency-linked mutual funds, are subject to investment advisory fees and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in an Underlying Fund and may be higher than other mutual funds that invest directly in securities and currencies. Underlying Funds are subject to specific risks, depending on the nature of the fund.

Performance:

The bar chart and performance table below show the variability of the Fund's returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund's Class I shares for each full calendar year since the Fund's inception. Returns for Class A, which are not presented, will vary from the returns of Class I shares. The performance table compares the performance of the Fund's Class I and Class A shares over time to the performance of a broad-based securities market index. You should be aware that the Fund's past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.fxstrategyfund.com or by calling 1-855-397-8728.

Class I Annual Total Return For Calendar Years Ended December 31, 2016

Best Quarter	Fourth Quarter 2016	26.86%
Worst Quarter	First Quarter 2016	(12.16)%

Performance Table Average Annual Total Returns (For periods ended December 31, 2016)
Average Annual Total Returns - The FX Strategy Fund		Label	One Year	Five Years	Since Inception	Inception Date
Class I shares		Return before taxes	9.22%	5.86%	5.18%	Feb. 25, 2011
Class I shares | Return after taxes on distributions			9.12%	4.79%	4.28%
Class I shares | Rturn after taxes on distributions and sale of Fund shares			5.16%	4.24%	3.77%
Class A shares	[1]	Return before taxes	3.15%	4.65%	6.21%	Aug. 03, 2011
S&P 500 Index	[2]		11.96%	14.66%	11.82%
[1]	Class A shares commenced operations on August 3, 2011.
[2]	The S&P 500 Index is an unmanaged market capitalization-weighted index of 500 of the largest capitalized U.S. domiciled companies. Index returns assume reinvestment of dividends. Unlike the Fund's returns, however, they do not reflect any fees or expenses. An investor cannot invest directly in an index.

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts (IRAs). After tax returns for Class A shares will vary from Class I shares.